Federal Income Taxes (Tables)	12 Months Ended
Jun. 30, 2017
Federal Income Taxes [Abstract]
Schedule of federal income taxes on earnings differs from that computed at the statutory corporate tax rate
(in thousands)	2017	2016

Federal income taxes at the statutory rate	$492	$713
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(32)	(32)
FIN 48 reserve recognition	--	(87)
Other	53	2
	$513	$596

Schedule of the composition of the company's net deferred tax liability
(in thousands)	2017	2016

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$521	$515
Deferred compensation and benefits	151	156
Accrued expenses	6	1
Fair value accounting adjustments on acquisition	376	510
Nonaccrued interest on loans	162	135
Other real estate owned adjustments	218	233
Depreciation	30	13
Total deferred tax assets	1,464	1,563

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(1,337)	(1,337)
Deferred loan origination costs	(50)	(39)
Loan servicing rights	(29)	(32)
Fair value accounting adjustments on acquisition	(767)	(779)
Unrealized gain on investments	--	(15)
Other	--	(3)
Total deferred tax liabilities	(2,183)	(2,205)
Net deferred tax liability	$(719)	$(642)

Schedule of a reconciliation of the beginning and ending amount of unrecognized tax benefits
(in thousands)	2017	2016

Balance at beginning of year	$--	$87
Additions/(reductions) based on tax positions for the current year	--	(87)
Balance at end of year	$--	$--